S000022498 [Member] Investment Objectives and Goals - iShares Global Clean Energy ETF	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® GLOBAL CLEAN ENERGY ETF Ticker: ICLNStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector.